Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share(1)
Amount Registered | shares	4,750,000
Proposed Maximum Offering Price per Unit	8.98
Maximum Aggregate Offering Price	$ 42,655,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,530.49
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”) that become issuable under the Niagen Bioscience, Inc. 2017 Equity Incentive Plan, as amended (the “2017 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

Represents shares that were added to the 2017 Plan pursuant to a share reserve increase approved by the Registrant’s stockholders on June 24, 2025.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Capital Market on August 1, 2025, a date that is within five business days prior to the filing of this Registration Statement.